Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Dec. 31, 2019	$ 8,225	$ 103,401	$ 1,127	$ (110,311)	$ 2,442
Balance (in Shares) at Dec. 31, 2019	120,652,683
Net loss				(8,235)	(8,235)
Deemed dividends related to the warrants exercise		715		(715)
Issuance of share capital and warrants, net of issuance expenses of $ 3,126	$ 21,009	(6,159)			14,850
Issuance of share capital and warrants, net of issuance expenses of $ 3,126 (in Shares)	290,601,780
Share-based payment		99			99
Balance at Jun. 30, 2020	$ 29,234	98,056	1,127	(119,261)	9,156
Balance (in Shares) at Jun. 30, 2020	411,254,463
Balance at Dec. 31, 2020	$ 33,036	97,380	1,127	(125,469)	6,074
Balance (in Shares) at Dec. 31, 2020	463,769,463
Issuance of share capital due to warrants exercise (Note 6a)	$ 3,892	(1,148)			2,744
Issuance of share capital due to warrants exercise (Note 6a) (in Shares)	50,926,830
Issuance of share capital in exchange for services (Note 6b)	$ 80	(12)			68
Issuance of share capital in exchange for services (Note 6b) (in Shares)	1,050,000
Net loss				(5,097)	(5,097)
Share-based payment		166			166
Balance at Jun. 30, 2021	$ 37,008	$ 96,386	$ 1,127	$ (130,566)	$ 3,955
Balance (in Shares) at Jun. 30, 2021	515,746,293